Schedule of Provision for Income Taxes (Details) - EUDA Health Limited [Member] - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current	$ 107,903	$ 66,608	$ 89,333	$ 70,685	$ 75,821	$ 79,752
Deferred	(9,950)	(13,957)	(14,808)	(20,831)	(27,680)	(32,275)
Provision for income taxes	$ 97,953	$ 52,651	$ 74,525	$ 49,854	$ 48,141	$ 47,477